Trade accounts and other receivables (Tables)	9 Months Ended
Sep. 30, 2019
Trade accounts and other receivables
Components of Trade accounts and other receivables

Trade accounts and other receivables

in € THOUS

	September 30,		December 31,
	2019		2018
		thereof credit-		thereof credit-
		impaired		impaired
Trade accounts and other receivables, gross	3,644,079	367,864	3,455,721	325,240
thereof finance lease receivables	52,617	—	28,726	—
less allowances	(132,959)	(90,630)	(118,015)	(85,775)
Trade accounts and other receivables	3,511,120	277,233	3,337,706	239,465